Cash And Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
	June 30, 2022	December 31, 2021
Cash and cash equivalents	$163,362	$159,467
Restricted cash	11,262	9,979
Total cash and cash equivalents and restricted cash	$174,624	$169,446